Note 30 - Loans and Borrowings - Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at January 1	$ 408	$ 2,471
- Capital	(361)	(574)	$ 0
- Finance cost	(69)	(388)
Unrealised foreign exchange	(34)	(1,487)
Finance cost	56	386
Balance at December 31	0	408	$ 2,471
Short-term portion of loan facility	$ 0	$ 408